DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                                        February 5, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN:    FILINGS - RULE 497 (j)

RE:          Dreyfus Pennsylvania Municipal Money Market Fund
          Registration Statement File No.  33-35604
          CIK No.  811-6126


Dear Sir/Madam:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 8 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 29, 1997.

                                        Very truly yours,


                                        Elizabeth A. Keeley
                                        Assistant Secretary


cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan LLP